SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
14.	SHARE-BASED COMPENSATION

In September 2013, the Board of Directors of the Company approved an Equity Incentive Plan (the “Plan”), under which, the Board of Directors may grant options to purchase ordinary shares to officers and directors, employees and individual advisors who render services to the Group to purchase an aggregate of no more than 1,287,500 ordinary shares of the Group (“ESOP Pool”). From 2014 to 2024, the Board of Directors approved to increase the ESOP Pool to 23,638,998 ordinary shares.

Employee Share options

The options granted have a contractual term of 10 years and generally vest over a four-year period, with vesting schedules: 25% of the awards vesting on the anniversary of the grant date each year.

On October 27, 2022, the Board of directors of the Company has resolved, effective December 31, 2022 (the “Effective Date”), the exercise price per share of each option that is outstanding and not exercised, canceled, forfeited, or surrendered immediately prior to the effective Date, whether vested or unvested, shall be amended to USD 0.01 per Share. All other terms of the share options granted remain unchanged. As of December 31, 2022, there were 51 grantees affected with the incremental cost of RMB 42,100 for vested options to be recognized as compensation expenses immediately and the incremental cost of RMB 6,652 for unvested options to be recognized over the remaining vesting period, ranging from 2022 to 2025.

The Black Scholes model was applied in determining the estimated fair value of the options granted. The model requires the input of subjective assumptions. The following table presents the assumptions used to estimate the fair values of the share options granted for the year ended December 31, 2021. The Company did not grant options during the years ended December 31, 2022, 2023 and 2024.

2021
Risk-free rate of return	0.84%
Contractual life of option	10 years
Expected term	6.25 years
Estimated volatility rate	39%
Dividend yield	—
Fair value per ordinary share	US$3.08

14.	SHARE-BASED COMPENSATION (Continued)

Employee Share options (Continued)

A summary of employee option activity under the Plan during the year ended December 31, 2024 is presented below:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	Options	price	term	value
		US$	Years	US$
Outstanding at December 31, 2023	2,192,361	0.01	4.15	1,677
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Exercised	(195,414)	0.01	—	—

Outstanding at December 31, 2024	1,996,947	0.01	3.18	599

Vested and exercisable as of December 31, 2024	1,979,091	0.01	3.15	594
Vested or expected to vest as of December 31, 2024	1,996,947	0.01	3.18	599

The weighted-average grant-date fair value of options granted during the years 2021 was US$0.70. The total intrinsic value of options exercised during the years ended December 31, 2022, 2023, and 2024, was RMB 641, RMB 330 and nil, respectively. Total compensation cost recognized for the years ended December 31, 2022, 2023 and 2024 was RMB 47,117, RMB 6,206 and RMB 653, respectively.

As of December 31, 2024, there was RMB 196 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 0.58 years.

Non- Employee Share options

The options granted have a contractual term of 10 years and were issued in payment for their consultation services which was expected to be performed over 4 years from the date of issuance. As services are performed, 25% of the awards vest on the anniversary of the grant date each year. The estimated fair value of the awards were determined using the Black Scholes model with the same assumptions used in employee share options.

On October 27, 2022, the Board of directors of the Company has resolved, effective December 31, 2022 (the “Effective Date”), the exercise price per share of each option that is outstanding and not exercised, canceled, forfeited, or surrendered immediately prior to the effective Date, whether vested or unvested, shall be amended to USD0.01 per Share. All other terms of the share options granted remain unchanged. As of December 31, 2022, there were 4 grantees affected by the modification, with total incremental compensation cost RMB 617 resulting from the modification and nil incremental to be recognized after 2022.

As of December 31, 2023 and 2024, there were 45,795 fully vested options with weighted average exercise price US$ 0.01, weighted average remaining contractual term 3.87 years and 2.86 years, respectively and aggregate intrinsic value RMB 249 and RMB 252. Nil option was granted during 2023 and 2024.

The weighted-average grant-date fair value of options granted during the years 2022, 2023 and 2024 was nil, respectively. The total intrinsic value of options exercised during the years ended December 31, 2022, 2023 and 2024 was nil, respectively. Total compensation cost recognized for the years ended December 31, 2022, 2023 and 2024 was RMB639, nil and nil, respectively.

14.	SHARE-BASED COMPENSATION (Continued)

Restricted share units

The restricted share units granted have a contractual term of 10 years and vest over between one - year and four-year period that 100% and 25% of the award vesting on the anniversary of the grant date each year, respectively. The fair value of restricted share units with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

The following table summarized the Group’s restricted share unit activities during the year ended December 31, 2024.

	Number of	Weighted
	Restricted	Average Grant Date
	Share Units	Fair Value
		US$
Restricted share units outstanding at December 31, 2023	3,898,327	1.73
Granted	1,927,930	0.52
Forfeited	(216,839)	2.09
Vested	(1,638,032)	1.83
Restricted share units outstanding at December 31, 2024	3,971,386	1.08

The weighted-average grant-date fair value of share units granted during the years 2022, 2023 and 2024 was US$1.26, US$1.30 and US$0.52, respectively. During the years ended December 31, 2022, 2023 and 2024, 837,238, 867,116 and 1,638,032 share units were vested with an aggregate intrinsic value of RMB 17,072, RMB 17,681 and RMB 7,308, respectively. The total fair value of restricted share units vested during the years ended December 31, 2022, 2023 and 2024 was RMB 23,921, RMB 18,261 and RMB 21,568, respectively. Total compensation cost recognized for the years ended December 31, 2022, 2023 and 2024 was RMB 22,410, RMB 15,611 and RMB 19,496. As of December 31, 2024, there was RMB 21,808 in total unrecognized compensation expense related to such non vested restricted shares, which is expected to be recognized over a weighted-average period of 0.3 year.

On September 9, 2022, the Company received a preliminary non-binding proposal letter from Dr. Gang Yu, Mr. Junling Liu, and Shanghai Guosheng Capital Management Co., Ltd., proposing to acquire all of the outstanding Class A ordinary shares of the Company (“Proposed Transaction”). On October 27, 2022, the Board of directors of the Company has resolved that any and all of the options or RSUs that are outstanding and unvested and not otherwise exercised, forfeited immediately upon the closing of the Company’s Proposed Transaction shall vest immediately upon closing of the Proposed Transaction (the “Vest Acceleration”), and the Vest Acceleration shall no longer be in effect in the event that the Proposed Transaction is not closed by June 30, 2023. The Company assessed that the Proposed Transaction was not probable as of December 31, 2022, therefore, the modification did not have accounting consequence.

On February 27, 2024, the Consortium comprises of Dr. Gang Yu, co-founder and co-chairman, Mr. Junling Liu, co-founder, co-chairman and chief executive officer of the Company and certain investors, announced that it would withdraw the Proposed Transaction started on September 9, 2022. The Consortium will formally terminate further negotiation with the special committee of the Company’s board of directors regarding the transactions as contemplated by the Proposed Transaction.

Employee ownership plan of 1 Pharmacy Technology

As disclosed in Note 11, the excess of the fair value of the restricted shares of LLPs issued to the employees of 1 Pharmacy Technology over the issuance price of RMB 32,500 is recognized as share-based compensation over the vesting period. The shares issued to the employees in each LLP are not outstanding shares but are restricted with 50% of the shares vesting within two years from the issuance date and the remaining 50% vesting evenly on an annual basis over the 2 years thereafter, which are also subject to adjustment based on performance condition.

For the years ended December 31, 2022 and 2023, the Group determined the fair value of the restricted shares of LLPs using income approach with the assistance from third party valuation specialist and the weighted average fair value of the restricted shares was estimated at RMB 14.5 and RMB 14.5 per share respectively.

14.	SHARE-BASED COMPENSATION (Continued)

Employee ownership plan of 1 Pharmacy Technology (Continued)

On July 1, 2022, the Company modified the vesting terms that substantially all of the unvested restricted shares of LLPs would not be exercisable until the completion of the 1 Pharmacy Technology’s qualified IPO. The modification was a probable-to-improbable modification as IPO constituted a performance condition that was not considered probable until the IPO completion date. As such, no incremental fair value was recognized unless and until the modified condition becomes probable. The award’s original grant-date fair value is recognized as an expense, over the requisite service period, regardless of whether the modified conditions are satisfied. For the restricted shares granted after July 1,2022, no share-based compensation expense was recognized. As of December 31, 2022, there were 46 grantees affected with the total unrecognized share-based compensation expenses of RMB 2,289, which will be recognized as share-based compensation expense when qualified IPO is probable.

On December 28, 2023, Employee Stock Ownership Plan management committee, a committee authorized by the Board of Director of 1 Pharmacy, adopted and approved a resolution of cancellation of this incentive plan. The management immediately recognized all remaining share-based compensation expenses of RMB 152,991 in December 2023.

The following table summarized the Group’s restricted shares of LLPs activities during the year ended December 31, 2023.

			Weighted average
	Number of Restricted	Weighted Average	remaining contractual	Aggregate intrinsic
	Share Units of LLPs	Grant Date Fair Value	term	value
		RMB
Non-vested restricted shares outstanding at December 31, 2022	31,571,186	14.06	2.07	427,158
Granted	3,041,555	13.50
Forfeited	(3,730,484)	14.01
Vested	(18,968,249)	13.12
Canceled	(11,914,008)	13.84
Non-vested restricted shares outstanding at December 31, 2023	—	—	—	—

The weighted-average grant-date fair value of share units granted during the years 2022, 2023 and 2024 was RMB13.50, RMB13.50 and nil, respectively. The total fair value of restricted share units vested during the years ended December 31, 2022, 2023 and 2024 was nil. Total compensation cost recognized for the years ended December 31, 2022, 2023 and 2024 was RMB87,218, RMB204,353 and nil.

Share-based compensation for all share options, restricted share units and employee ownership plan of 1 Pharmacy Technology

The Group recorded share-based compensation expense of RMB157,384, RMB226,170 and RMB20,149 for the years ended December 31, 2022, 2023 and 2024, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
General and administrative expenses	86,992	113,536	9,230
Selling and marketing expenses	50,110	76,976	6,899
Technology expenses	20,282	35,658	4,020
Total	157,384	226,170	20,149